COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) $ in Millions	1 Months Ended
	Apr. 30, 2025 USD ($)	Feb. 28, 2025 USD ($)	Jun. 30, 2026 USD ($) vessel carrier	Dec. 31, 2025 USD ($) vessel tanker
Seadrill
Commitments and Contingencies [Line Items]
Litigation settlement, amount awarded from other party	$ 8.0	$ 48.0
Newbuilding Dual-Fuel Container Vessels
Commitments and Contingencies [Line Items]
Other commitment				$ 848.1
Number of container vessels | vessel			5
Number of dual-fuel car carriers | vessel				5
Newbuilding Dual-Fuel Car Carrier
Commitments and Contingencies [Line Items]
Number of dual-fuel car carriers | carrier			1
Container Vessels And Car Carriers
Commitments and Contingencies [Line Items]
Other commitment			$ 936.8
Installation Of Optimization Upgrades
Commitments and Contingencies [Line Items]
Other commitment			$ 0.8	$ 12.0
Installation Of Optimization Upgrades | Container Vessels
Commitments and Contingencies [Line Items]
Number of vessels being upgraded | vessel			1	3
Installation Of Optimization Upgrades | Chemical Tankers
Commitments and Contingencies [Line Items]
Number of tankers being upgraded | tanker				1
Capital Upgrades
Commitments and Contingencies [Line Items]
Other commitment			$ 10.4	$ 12.9